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                                                        ------------------------
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

6200 The Corners Parkway             Norcross, Georgia                 30092
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------------

Date of fiscal year end:         December 31, 2007
                          ------------------------------------

Date of reporting period:       September 30, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

WELLS S&P REIT INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%                                     SHARES       VALUE
--------------------------------------------------------------------------------

DIVERSIFIED - 7.5%
Colonial Properties Trust                                  50,575   $  1,734,722
Extra Space Storage, Inc.                                  69,845      1,074,915
Investors Real Estate Trust                                52,840        570,672
Liberty Property Trust                                     98,240      3,950,230
One Liberty Properties                                      8,619        167,640
PS Business Parks, Inc.                                    17,247        980,492
Supertel Hospitality, Inc.                                 18,689        140,915
Vornado Realty Trust                                      144,000     15,746,400
Washington Real Estate Investment Trust                    50,266      1,667,826
Winthrop Realty Trust                                      54,590        367,391
                                                                    ------------
                                                                      26,401,203
                                                                    ------------
INDUSTRIAL - 8.2%
AMB Property Corp.                                        107,556      6,432,924
EastGroup Properties, Inc.                                 25,608      1,159,018
First Industrial Realty Trust, Inc.                        48,931      1,901,948
First Potomac Realty Trust                                 26,126        569,547
Monmouth Real Estate Investment Corp. - Class A            25,816        217,371
ProLogis                                                  276,615     18,353,405
Republic Property Trust                                    28,105        412,300
                                                                    ------------
                                                                      29,046,513
                                                                    ------------
MORTGAGE - 1.8%
iStar Financial, Inc.                                     138,017      4,691,198
Thornburg Mortgage, Inc.                                  132,252      1,699,438
                                                                    ------------
                                                                       6,390,636
                                                                    ------------
OFFICE - 14.7%
Alexandria Real Estate Equities, Inc.                      33,999      3,272,744
BioMed Realty Trust, Inc.                                  70,519      1,699,508
Boston Properties, Inc.                                   128,141     13,313,850
Brandywine Realty Trust                                    93,485      2,366,105
Corporate Office Properties Trust                          50,802      2,114,887
Cousins Properties, Inc.                                   40,213      1,180,654
Digital Realty Trust, Inc.                                 65,403      2,576,224
Duke Realty Corp.                                         154,954      5,238,995
Highwoods Properties, Inc.                                 61,540      2,256,672
HRPT Properties Trust                                     228,159      2,256,492
Kilroy Realty Corp.                                        35,232      2,136,116
Lexington Corporate Properties Trust                       68,977      1,380,230
Mack-Cali Realty Corp.                                     73,169      3,007,246
Parkway Properties, Inc.                                   17,137        756,427
SL Green Realty Corp.                                      64,105      7,485,541
U-Store-It Trust                                           52,199        689,027
                                                                    ------------
                                                                      51,730,718
                                                                    ------------

WELLS S&P REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

RESIDENTIAL - 18.2%
Agree Realty Corp.                                          8,377   $    262,535
American Campus Communities, Inc.                          25,356        742,677
American Land Lease, Inc.                                   7,759        174,345
Apartment Investment & Management Co. - Class A           104,136      4,699,658
Archstone-Smith Trust                                     240,746     14,478,464
Associated Estates Realty Corp.                            16,832        219,489
AvalonBay Communities, Inc.                                85,837     10,133,916
BRE Properties, Inc.                                       54,647      3,056,407
Camden Property Trust                                      60,465      3,884,876
Education Realty Trust                                     30,706        414,531
Equity Lifestyle Properties, Inc.                          26,225      1,358,455
Equity Residential                                        298,333     12,637,386
Essex Property Trust, Inc.                                 27,106      3,186,852
Home Properties, Inc.                                      36,162      1,886,933
Mid-America Apartment Communities, Inc.                    27,485      1,370,127
Post Properties, Inc.                                      47,051      1,820,874
Sun Communities, Inc.                                      17,270        519,482
UDR, Inc.                                                 145,049      3,527,592
                                                                    ------------
                                                                      64,374,599
                                                                    ------------
RETAIL - 28.2%
Acadia Realty Trust                                        34,652        940,109
CBL & Associates Properties, Inc.                          70,724      2,478,876
Cedar Shopping Centers, Inc.                               47,645        648,925
Developers Diversified Realty Corp.                       133,702      7,469,931
Equity One, Inc.                                           39,765      1,081,608
Federal Realty Investment Trust                            60,753      5,382,716
General Growth Properties, Inc.                           264,366     14,175,305
Glimcher Realty Trust                                      40,570        953,395
Inland Real Estate Corp.                                   62,564        969,116
Kimco Realty Corp.                                        271,516     12,275,238
Kite Realty Group Trust                                    31,149        585,601
Macerich Co. (The)                                         77,365      6,775,627
National Retail Properties, Inc.                           72,269      1,761,918
Pennsylvania Real Estate Investment Trust                  41,720      1,624,577
Ramco-Gershenson Properties Trust                          19,900        621,676
Realty Income Corp.                                       108,806      3,041,128
Regency Centers Corp.                                      74,872      5,746,426
Saul Centers, Inc.                                         11,683        601,675
Simon Property Group, Inc.                                240,488     24,048,800
Tanger Factory Outlet Centers, Inc.                        33,727      1,368,979
Taubman Centers, Inc.                                      56,995      3,120,476
Urstadt Biddle Properties, Inc. - Class A                  23,792        368,062
Weingarten Realty Investors                                82,820      3,433,717
                                                                    ------------
                                                                      99,473,881
                                                                    ------------

WELLS S&P REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------

SPECIALIZED - 21.0%
DiamondRock Hospitality Co.                             101,923     $  1,774,479
Entertainment Properties Trust                           28,726        1,459,281
Equity Inns, Inc.                                        59,310        1,339,220
FelCor Lodging Trust, Inc.                               67,261        1,340,512
Health Care Property Investors, Inc.                    222,159        7,369,014
Healthcare Realty Trust, Inc.                            51,620        1,376,189
Health Care REIT, Inc.                                   87,195        3,857,507
Hersha Hospitality Trust                                 44,150          437,085
Hospitality Properties Trust                            101,043        4,107,398
Host Hotels & Resorts, Inc.                             562,214       12,616,082
LaSalle Hotel Properties                                 43,188        1,817,351
LTC Properties, Inc.                                     22,153          524,362
Medical Properties Trust, Inc.                           53,407          711,381
National Health Investors, Inc.                          25,406          785,299
Nationwide Health Properties, Inc.                       97,917        2,950,239
Plum Creek Timber Co., Inc.                             187,924        8,411,478
Potlatch Corp.                                           42,053        1,893,647
Public Storage, Inc.                                    133,991       10,538,392
Rayonier, Inc.                                           83,795        4,025,512
Senior Housing Properties Trust                          90,050        1,986,503
Sovran Self Storage, Inc.                                23,243        1,065,459
Strategic Hotels & Resorts, Inc.                         80,038        1,647,982
Sunstone Hotel Investors, Inc.                           64,443        1,652,319
Universal Health Realty Income Trust                     12,751          453,043
                                                                    ------------
                                                                      74,139,734
                                                                    ------------

TOTAL COMMON STOCKS (Cost $281,336,376)                             $351,557,284
                                                                    ------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 0.2%                                   Shares       Value
--------------------------------------------------------------------------------

First American Treasury Obligations Fund - Class A
(Cost $726,128)                                           726,128   $    726,128
                                                                    ------------

TOTAL INVESTMENT SECURITIES - 99.8% (Cost $282,062,504)             $352,283,412

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             859,195
                                                                    ------------

NET ASSETS - 100.0%                                                 $353,142,607
                                                                    ============

See accompanying notes to schedule of investments.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9%                                                             SHARES       VALUE
---------------------------------------------------------------------------------------------------------
AUSTRALIA - 12.5%
Abacus Property Group (a)                                                           23,630    $    40,089
Babcock & Brown Japan Property Trust (a)                                            20,806         31,491
Bunnings Warehouse Property Trust (a)                                                8,860         18,266
Centro Properties Group (a)                                                         36,091        234,789
Centro Retail Group (a)                                                             27,355         39,330
Centro Shopping America Trust (a)                                                   43,016         40,239
CFS Retail Property Trust (a)                                                       83,144        175,149
Commonwealth Property Office Fund (a)                                               66,295         97,303
DB RREEF Trust (a) (b)                                                             122,689        217,796
Goodman Group (a)                                                                   60,861        370,120
GPT Group (a)                                                                       86,747        389,559
ING Industrial Fund (a)                                                             46,145        115,194
ING Office Fund (a)                                                                 50,525         79,465
ING Real Estate Community Living Group (a)                                          10,642         12,525
Macquarie CountryWide Trust (a)                                                     55,170         96,816
Macquarie DDR Trust (a)                                                             37,460         38,849
Macquarie Leisure Trust Group (a)                                                    8,517         25,591
Macquarie Office Trust (a)                                                          84,775        117,059
Tishman Speyer Office Fund (a)                                                      14,501         28,180
Valad Property Group (a)                                                            59,507        104,958
Westfield Group (a)                                                                 75,407      1,444,193
                                                                                              -----------
                                                                                                3,716,961
                                                                                              -----------
AUSTRIA - 2.0%
IMMOEAST AG (a) (b)                                                                 16,912        183,998
Immofinanz Immobilien Anlagen AG (a) (b)                                            18,995        236,492
Meinl European Land Ltd. (a) (b)                                                    12,418        177,005
                                                                                              -----------
                                                                                                  597,495
                                                                                              -----------
BELGIUM - 0.3%
Befimmo S.C.A. (a)                                                                     440         45,500
Cofinimmo                                                                              337         59,458
                                                                                              -----------
                                                                                                  104,958
                                                                                              -----------
BERMUDA - 0.8%
Hongkong Land Holdings Ltd.                                                         51,000        230,520
                                                                                              -----------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                 SHARES       VALUE
---------------------------------------------------------------------------------------------------------
CANADA - 4.3%
Boardwalk Real Estate Investment Trust                                               1,038    $    49,461
Brookfield Asset Management, Inc. - Class A                                         23,360        896,703
Calloway Real Estate Investment Trust                                                1,507         37,595
Canadian Apartment Properties Real Estate Investment Trust                           1,300         24,988
Canadian Real Estate Investment Trust                                                1,184         35,686
Chartwell Seniors Housing Real Estate Investment Trust                               1,800         23,435
First Capital Realty, Inc.                                                           1,109         28,626
H&R Real Estate Investment Trust                                                     2,700         64,667
Primaris Retail Real Estate Investment Trust                                         1,100         20,501
RioCan Real Estate Investment Trust                                                  4,132        103,331
                                                                                              -----------
                                                                                                1,284,993
                                                                                              -----------
FRANCE - 4.5%
Fonciere des Regions (a)                                                               926        135,188
Gecina SA (a)                                                                          547         92,486
Klepierre (a)                                                                        2,858        163,126
Societe Immobiliere de Location pour l'Industrie et le Commerce (Silic) (a)            426         71,376
Unibail (a)                                                                          3,410        874,190
                                                                                              -----------
                                                                                                1,336,366
                                                                                              -----------
GERMANY - 0.5%
IVG Immobilien AG (a)                                                                3,805        141,881
                                                                                              -----------

HONG KONG - 4.9%
Champion Real Estate Investment Trust (a) (b)                                       54,000         30,669
Chinese Estates Holdings Ltd. (a)                                                   42,371         68,033
GZI Real Estate Investment Trust (a) (b)                                            26,000         10,403
Hang Lung Group Ltd. (a)                                                            35,000        198,976
Hang Lung Properties Ltd. (a)                                                       76,000        339,546
Henderson Investment Ltd. (a)                                                       39,000         64,585
Henderson Land Development Co. Ltd. (a)                                             28,000        221,363
Hysan Development Co. Ltd. (a)                                                      25,227         69,876
Kerry Properties Ltd. (a)                                                           19,119        146,852
Link REIT (The) (a)                                                                 69,624        153,152
Prosperity REIT (a) (b)                                                             37,000          7,853
Wheelock and Co. Ltd. (a)                                                           39,000        107,320
Wheelock Properties Ltd. (a)                                                        20,000         22,181
                                                                                              -----------
                                                                                                1,440,809
                                                                                              -----------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                 SHARES       VALUE
---------------------------------------------------------------------------------------------------------
ITALY - 0.4%
Beni Stabili S.p.A. (a)                                                             47,482    $    59,310
Pirelli & C. Real Estate S.p.A. (a)                                                    901         45,943
                                                                                              -----------
                                                                                                  105,253
                                                                                              -----------
JAPAN - 10.7%
AEON Mall Co. Ltd. (a)                                                               3,240         98,340
Creed Office Investment Corp. (a)                                                        4         19,744
DA Office Investment Corp. (a)                                                           4         26,119
DAIBIRU CORP. (a)                                                                    2,200         27,528
Frontier Real Estate Investment Corp. (a)                                                4         31,605
Fukuoka REIT Corp. (a)                                                                   4         32,904
Global One Real Estate Investment Co. Ltd. (a)                                           3         34,810
Hankyu REIT, Inc. (a)                                                                    3         24,073
HEIWA REAL ESTATE CO. LTD. (a)                                                       6,000         41,283
Japan Excellent, Inc. (a)                                                                6         51,703
Japan Hotel and Resort, Inc. (a)                                                         4         17,551
Japan Prime Realty Investment Corp. (a)                                                 24         99,612
Japan Real Estate Investment Corp. (a)                                                  17        202,915
Japan Retail Fund Investment Corp. (a)                                                  16        138,411
Kenedix Realty Investment Corp. (a)                                                      8         55,411
Mitsui Fudosan Co. Ltd. (a)                                                         37,000      1,020,278
MORI HILLS REIT INVESTMENT CORP. (a)                                                     4         33,273
MORI TRUST Sogo Reit, Inc. (a)                                                           5         59,288
New City Residence Investment Corp. (a)                                                  7         38,213
Nippon Building Fund, Inc. (a)                                                          21        303,622
Nippon Commerical Investment Corp. (a)                                                  11         47,545
Nippon Residential Investment Corp. (a)                                                  8         46,121
Nomura Real Estate Office Fund, Inc. (a)                                                11        114,278
NTT URBAN DEVELOPMENT CORP. (a)                                                         45         92,585
ORIX JREIT, Inc. (a)                                                                     9         61,064
Premier Investment Co. (a)                                                               4         28,772
Shoei Co. Ltd. (a)                                                                   1,400         21,447
SURUGA CORP. (a)                                                                     1,100         20,016
TOC Co. Ltd. (a)                                                                     4,000         36,624
TOKYU LAND CORP. (a)                                                                19,000        189,415
TOKYU REIT, Inc. (a)                                                                     7         67,885
Top REIT, Inc. (a)                                                                       6         34,868
United Urban Investment Corp. (a)                                                        7         47,982
ZEPHYR CO. LTD. (a)                                                                      7         10,010
                                                                                              -----------
                                                                                                3,175,295
                                                                                              -----------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                SHARES       VALUE
---------------------------------------------------------------------------------------------------------
MALAYSIA - 0.5%
KLCC Property Holdings Berhad (a)                                                   27,000    $    26,934
MK Land Holdings Berhad (a)                                                         13,200          3,173
Naim Cendera Holdings Berhad (a)                                                     4,500          7,717
Selangor Properties Berhad (a)                                                       5,200          5,796
SP Setia Berhad (a)                                                                 27,900         71,971
Starhill Real Estate Investment Trust (a) (b)                                       18,600          5,236
Sunway City Berhad (a) (b)                                                          19,600         28,588
                                                                                              -----------
                                                                                                  149,415
                                                                                              -----------
NETHERLANDS - 1.2%
Corio NV (a)                                                                         2,816        239,093
Eurocommerical Properties NV (a)                                                     1,288         71,251
VastNed Retail NV (a)                                                                  679         54,420
                                                                                              -----------
                                                                                                  364,764
                                                                                              -----------
NEW ZEALAND - 0.3%
AMP NZ Office Trust (a) (b)                                                         17,909         17,833
Goodman Property Trust (a)                                                          19,017         22,242
ING Property Trust (a)                                                              20,913         17,830
Kiwi Income Property Trust (a)                                                      30,562         33,431
                                                                                              -----------
                                                                                                   91,336
                                                                                              -----------
PHILIPPINES - 0.4%
Ayala Land, Inc. (a)                                                               205,200         73,632
Robinsons Land Corp. (a)                                                            10,900          3,974
SM Prime Holdings, Inc. (a)                                                        208,521         55,264
                                                                                              -----------
                                                                                                  132,870
                                                                                              -----------
POLAND - 0.4%
Echo Investment SA (a) (b)                                                           1,032         34,642
Globe Trade Centre SA (a) (b)                                                        4,880         87,309
                                                                                              -----------
                                                                                                  121,951
                                                                                              -----------
SINGAPORE - 3.4%
Allco Commercial Real Estate Investment Trust (a)                                   19,600         13,976
Ascendas Real Estate Investment Trust (A-REIT) (a)                                  39,000         71,636
Cambridge Industrial Trust (a)                                                      16,000          8,960
Capitacommercial Trust (a)                                                          33,000         62,891
Capitaland Ltd. (a)                                                                 70,000        383,617
CapitaMall Trust (a)                                                                41,000        107,544
Guocoland Ltd. (a)                                                                  16,000         54,980
Macquarie MEAG Prime REIT (a) (b)                                                   26,000         21,319
Mapletree Logistics Trust (a)                                                       29,000         24,422

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                 SHARES       VALUE
---------------------------------------------------------------------------------------------------------
SINGAPORE - 3.4% (CONTINUED)
Singapore Land Ltd. (a)                                                              6,000    $    41,043
Suntec Real Estate Investment Trust (a) (b)                                         56,000         73,482
United Industrial Corp. Ltd. (a)                                                    29,000         59,643
UOL Group Ltd. (a)                                                                  24,000         83,799
                                                                                              -----------
                                                                                                1,007,312
                                                                                              -----------
SOUTH AFRICA - 0.4%
Capital Property Fund (a)                                                            8,949          7,910
Fountainhead Property Trust (a)                                                     38,931         38,080
Johnnic Holdings Ltd. (a) (b)                                                        4,180          9,391
SA Corporate Real Estate Fund (a) (b)                                               63,967         36,999
Sycom Property Fund (a)                                                              6,963         18,455
                                                                                              -----------
                                                                                                  110,835
                                                                                              -----------
SPAIN - 0.5%
Fadesa Inmobiliaria SA (a)                                                           1,270         52,002
Metrovacesa SA (a)                                                                     836         94,960
                                                                                              -----------
                                                                                                  146,962
                                                                                              -----------
SWEDEN - 0.8%
Castellum AB (a)                                                                     6,800         84,171
Fabege AB (a)                                                                        6,000         71,123
Kungsleden AB (a)                                                                    5,700         72,793
                                                                                              -----------
                                                                                                  228,087
                                                                                              -----------
SWITZERLAND - 0.5%
PSP Swiss Property AG (a)                                                            1,953        103,341
Swiss Prime Site AG (a) (b)                                                            855         48,466
                                                                                              -----------
                                                                                                  151,807
                                                                                              -----------
TURKEY - 0.1%
IS Gayrimenkul Yatirim Ortakligi AS (a) (b)                                         15,668         26,735
                                                                                              -----------

UNITED KINGDOM - 8.6%
Big Yellow Group plc (a)                                                             3,423         34,992
British Land Co. plc (a)                                                            21,801        519,873
Brixton plc (a)                                                                     10,069         74,441
Capital & Regional plc (a)                                                           2,687         40,156
Derwent London plc (a)                                                               3,814        130,176
Grainger plc (a)                                                                     4,802         43,742
Great Portland Estates plc (a)                                                       7,609         92,609
Hammerson plc (a)                                                                   12,052        286,469
Land Securities Group plc (a)                                                       18,752        641,479
Liberty International plc (a)                                                       12,614        292,925
Minerva plc (a) (b)                                                                  6,774         31,261
Quintain Estates & Development plc (a)                                               5,420         81,633
Segro plc (a)                                                                       16,884        170,873
Shaftesbury plc (a)                                                                  5,612         56,422
Workspace Group plc (a)                                                              6,984         45,043
                                                                                              -----------
                                                                                                2,542,094
                                                                                              -----------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                 SHARES       VALUE
---------------------------------------------------------------------------------------------------------
UNITED STATES - 42.9%
Acadia Realty Trust                                                                  1,200    $    32,556
Alexander's, Inc. (b)                                                                   60         23,130
Alexandria Real Estate Equities, Inc.                                                1,200        115,512
AMB Property Corp.                                                                   4,000        239,240
American Campus Communities, Inc.                                                      900         26,361
American Financial Realty Trust                                                      5,200         41,860
Apartment Investment & Management Co.                                                4,000        180,520
Archstone-Smith Trust                                                                8,900        535,246
Ashford Hospitality Trust                                                            4,900         49,245
Associated Estates Realty Corp.                                                        600          7,824
AvalonBay Communities, Inc.                                                          3,200        377,792
BioMed Realty Trust, Inc.                                                            2,700         65,070
Boston Properties, Inc.                                                              4,800        498,720
Brandywine Realty Trust                                                              3,600         91,116
BRE Properties, Inc.                                                                 2,100        117,453
Brookfield Properties Corp.                                                          8,364        208,264
Camden Property Trust                                                                2,300        147,775
CBL & Associates Properties, Inc.                                                    2,700         94,635
Cedar Shopping Centers, Inc.                                                         1,800         24,516
Colonial Properties Trust                                                            1,900         65,170
Corporate Office Properties Trust                                                    1,900         79,097
Cousins Properties, Inc.                                                             1,700         49,912
DCT Industrial Trust, Inc.                                                           6,914         72,390
Developers Diversified Realty Corp.                                                  5,000        279,350
DiamondRock Hospitality Co.                                                          3,900         67,899
Digital Realty Trust, Inc.                                                           2,300         90,597
Douglas Emmett, Inc.                                                                 4,000         98,920
Duke Realty Corp.                                                                    5,500        185,955
EastGroup Properties, Inc.                                                           1,000         45,260
Education Realty Trust, Inc.                                                         1,100         14,850
Equity Inns, Inc.                                                                    2,200         49,676
Equity Lifestyle Properties, Inc.                                                      900         46,620
Equity One, Inc.                                                                     1,500         40,800
Equity Residential                                                                  11,100        470,196
Essex Property Trust, Inc.                                                           1,000        117,570
Extra Space Storage, Inc.                                                            2,700         41,553
Federal Realty Investment Trust                                                      2,300        203,780
FelCor Lodging Trust, Inc.                                                           2,500         49,825
First Industrial Realty Trust, Inc.                                                  1,900         73,853
First Potomac Realty Trust                                                             900         19,620
General Growth Properties, Inc.                                                      9,300        498,666

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                 SHARES       VALUE
---------------------------------------------------------------------------------------------------------
UNITED STATES - 42.9% (CONTINUED)
Glimcher Realty Trust                                                                1,600    $    37,600
GMH Communities Trust                                                                1,400         10,850
HCP, Inc.                                                                            8,300        275,311
Healthcare Realty Trust, Inc.                                                        1,900         50,654
Health Care REIT, Inc.                                                               3,200        141,568
Hersha Hospitality Trust                                                             1,600         15,840
Highwoods Properties, Inc.                                                           2,300         84,341
Hilltop Holdings, Inc. (b)                                                           1,800         21,132
Home Properties, Inc.                                                                1,400         73,052
Hospitality Properties Trust                                                         3,900        158,535
Host Hotels & Resorts, Inc.                                                         21,000        471,240
HRPT Properties Trust                                                                8,800         87,032
Inland Real Estate Corp.                                                             2,300         35,627
Kilroy Realty Corp.                                                                  1,400         84,882
Kimco Realty Corp.                                                                   8,800        397,848
Kite Realty Group Trust                                                              1,100         20,680
LaSalle Hotel Properties                                                             1,700         71,536
Liberty Property Trust                                                               3,800        152,798
Macerich Co. (The)                                                                   2,900        253,982
Mack-Cali Realty Corp.                                                               2,800        115,080
Maguire Properties, Inc.                                                             1,500         38,745
Mid-America Apartment Communities, Inc.                                              1,100         54,835
Nationwide Health Properties, Inc.                                                   3,700        111,481
Parkway Properties, Inc.                                                               700         30,898
Pennsylvania Real Estate Investment Trust                                            1,500         58,410
Post Properties, Inc.                                                                1,800         69,660
ProLogis                                                                            10,300        683,405
PS Business Parks, Inc.                                                                700         39,795
Public Storage, Inc.                                                                 5,200        408,980
Ramco-Gershenson Properties Trust                                                      700         21,868
Regency Centers Corp.                                                                2,800        214,900
Saul Centers, Inc.                                                                     500         25,750
Senior Housing Properties Trust                                                      3,400         75,004
Simon Property Group, Inc.                                                           9,000        900,000
SL Green Realty Corp.                                                                2,400        280,248
Sovran Self Storage, Inc.                                                              900         41,256
Strategic Hotels & Resorts, Inc.                                                     3,100         63,829
Sun Communities, Inc.                                                                  700         21,056
Sunstone Hotel Investors, Inc.                                                       2,600         66,664
Tanger Factory Outlet Centers, Inc.                                                  1,300         52,767
Taubman Centers, Inc.                                                                2,200        120,450
TravelCenters of America LLC (a) (b)                                                    30            978
UDR, Inc.                                                                            5,600        136,192
Universal Health Realty Income Trust                                                   400         14,212

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.9% (CONTINUED)                                                 SHARES       VALUE
---------------------------------------------------------------------------------------------------------
UNITED STATES - 42.9% (CONTINUED)
U-Store-It Trust                                                                     1,800    $    23,760
Ventas, Inc.                                                                         5,400        223,560
Vornado Realty Trust                                                                 5,700        623,295
Washington Real Estate Investment Trust                                              1,900         63,042
Weingarten Realty Investors                                                          3,300        136,818
                                                                                              -----------
                                                                                               12,699,840
                                                                                              -----------

TOTAL COMMON STOCKS (Cost $31,421,760)                                                        $29,908,539
                                                                                              -----------

---------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS - 0.6%                                                            SHARES       VALUE
---------------------------------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $172,826)                                                                    172,826    $   172,826
                                                                                              -----------
TOTAL INVESTMENT SECURITIES - 101.5% (Cost $31,594,586)                                       $30,081,365

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)                                                   (445,970)
                                                                                              -----------

NET ASSETS - 100.0%                                                                           $29,635,395
                                                                                              ===========

(a) Fair value priced (Note 1). Fair valued securities totaled $15,633,728 at September 30, 2007, representing 52.8% of net assets.

(b)   Non-income producing security.

      See accompanying notes to schedule of investments.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

1.    SECURITIES VALUATION

The portfolio securities of the Wells S&P REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Index Fund") are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of the Global Index Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

3.    FEDERAL INCOME TAX

      The following information is computed on a tax basis for each item as of September 30, 2007:

                                                                   Wells Dow
                                                 Wells S&P       Jones Wilshire
                                                REIT Index        Global RESI
                                                   Fund            Index Fund
                                             ---------------    ---------------

Cost of portfolio investments                $   280,454,763    $    31,726,756
                                             ===============    ===============

Gross unrealized appreciation                $    86,204,428    $     1,034,842
Gross unrealized depreciation                    (14,375,779)        (2,680,233)
                                             ---------------    ---------------

Net unrealized appreciation (depreciation)   $    71,828,649    $    (1,645,391)
                                             ===============    ===============

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Schedule of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             ----------------------------------------------------------


By (Signature and Title)*     /s/ Leo F. Wells III
                           -----------------------------------------------------
                           Leo F. Wells III, President

Date    November 7, 2007
      -------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Leo F. Wells III
                           -----------------------------------------------------
                           Leo F. Wells III, President

Date    November 7, 2007
      -------------------------------------


By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date    November 7, 2007
      -------------------------------------


* Print the name and title of each signing officer under his or her signature.